Note 19 - Derivative Instruments, Hedging and Risk Management Activities (Table)	12 Months Ended
Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Contracts [Table Text Block]

Notional amount in
Commodity Contracts	thousands of bbl*
Maturity 2010	As of December 31, 2010

Futures and Forwards contracts	(8,216)
Options contracts	(1,679)

* A negative notional value represents a sale position.

Foreign Currency Derivative Contracts [Table Text Block]

Foreign Currency	Notional Amount
Maturing in 2009	US$ million

Sell USD / Pay BRL	(8)

Cross Currency Swap [Table Text Block]

Cross Currency Swaps Maturing in 2016%		Notional Amount (Million)

Fixed to fixed
Average Pay Rate (USD)	5.69	US$298
Average Receive Rate (JPY)	2.15	JPY$35,000

Sale of ethanol [Table Text Block]

Forward Contract	Notional amount in thousand m3	Fair Value	VAR	Maturity
Long position	715	US$32	1	2016

Location and Amounts of Derivative Fair Value [Table Text Block]

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2010		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as
hedging instruments under
Codification Topic 815

Foreign exchange contracts	Other current assets	115		-

Total		115		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	2	Other payables and accruals	-
Commodity contracts	Other current assets	48	Other payables and accruals	(42)

Total		50		(42)

Total Derivatives		165		(42)

The effect of derivative instruments on the statement of financial position for the year ended December 31, 2009.

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2009		2009
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as
hedging instruments under
Codification Topic 815

Foreign exchange contracts	Other current assets	65		-

Total		65		-

Derivatives not designated as
hedging instruments under
Codification Topic 815
Foreign exchange contracts	Other current assets	1	Other payables and accruals	-
Commodity contracts	Other current assets	35	Other payables and accruals	(51)

Total		36		(51)

Total Derivatives		101		(51)

The effect of derivative instruments on the statement of financial position for the year ended 31, December 2010.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)
	December 31, 2010		December 31, 2010	December 31, 2010

Foreign
exchange		Financial
contracts	42	Expenses	(44)	-

	42		(44)	-

The effect of derivative instruments on the statement of financial position for the year ended 31, December 2009.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Inefective Portion and Amount Excluded from Effectiveness Testing)
	December 31, 2009		December 31, 2009	December 31, 2009

Foreign
exchange		Financial
contracts	9	Expenses	18	-

	9		18	-

Derivatives Not Designated as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		December 31, 2010

Foreign Exchange Contracts	Financial income/expenses net	8

Commodity contracts	Financial income/expenses net	(7)

Total		1

Derivatives Not Designated as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative
		December 31, 2009

Foreign Exchange Contracts	Financial income/expenses net	(32)

Commodity contracts	Financial income/expenses net	(150)

Total		(182)